The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2018

Royce Low-Priced Stock Fund

Royce Micro-Cap Fund

Royce Micro-Cap Opportunity Fund

Royce Opportunity Fund

I. Effective October 1, 2018, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Low-Priced Stock Fund, Royce Micro-Cap Fund, Royce Micro-Cap Opportunity Fund, and Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Low-Priced Stock Fund

Royce serves as investment adviser to the Fund. James P. Stoeffel is the Fund’s portfolio manager, assisted by Portfolio Manager Brendan J. Hartman. Mr. Stoeffel was previously assistant portfolio manager (2013-2014). Mr. Hartman became assistant portfolio manager in 2016.

Royce Micro-Cap Fund

Royce serves as investment adviser to the Fund. James P. Stoeffel is the Fund’s lead portfolio manager, and Portfolio Manager Brendan J. Hartman manages the Fund with him. Mr. Stoeffel previously co-managed the Fund (2015). Mr. Hartman was previously assistant portfolio manager (2013-2015).

Royce Micro-Cap Opportunity Fund

Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s portfolio manager, assisted by Portfolio Manager Robert Kosowsky. Mr. Hench has been portfolio manager since the Fund’s inception. Mr. Kosowsky became assistant portfolio manager on October 1, 2018.

Royce Opportunity Fund

Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s portfolio manager, assisted by Portfolio Manager Robert Kosowsky. Mr. Hench became portfolio manager in 2013 and was previously the Fund’s assistant portfolio manager (2004-2013). Mr. Kosowsky became assistant portfolio manager on October 1, 2018.

Effective October 1, 2018, information appearing under the heading “Management of the Funds” for each of Royce Low-Priced Stock Fund, Royce Micro-Cap Fund, Royce Micro-Cap Opportunity Fund, and Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

II. Effective October 15, 2018, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Micro-Cap Opportunity Fund and Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Micro-Cap Opportunity Fund

Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s portfolio manager, assisted by Portfolio Managers Robert Kosowsky and Suzanne Franks. Mr. Hench has been portfolio manager since the Fund’s inception. Mr. Kosowsky became assistant portfolio manager on October 1, 2018. Ms. Franks became assistant portfolio manager on October 15, 2018.

Royce Opportunity Fund

Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s portfolio manager, assisted by Portfolio Managers Robert Kosowsky and Suzanne Franks. Mr. Hench became portfolio manager in 2013 and was previously the Fund’s assistant portfolio manager (2004-2013). Mr. Kosowsky became assistant portfolio manager on October 1, 2018. Ms. Franks became assistant portfolio manager on October 15, 2018.

Effective October 15, 2018, information appearing under the heading “Management of the Funds” for each of Royce Micro-Cap Opportunity Fund and Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

September 28, 2018

ISIPM-0918

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2018

Royce Micro-Cap Fund

Royce Opportunity Fund

I. Effective October 1, 2018, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Micro-Cap Fund and Royce Opportunity Fund is deleted in its entirety and replaced with the information below.

Royce Micro-Cap Fund

Royce serves as investment adviser to the Fund. James P. Stoeffel is the Fund’s lead portfolio manager, and Portfolio Manager Brendan J. Hartman manages the Fund with him. Mr. Stoeffel previously co-managed the Fund (2015). Mr. Hartman was previously assistant portfolio manager (2013-2015).

Royce Opportunity Fund

Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s portfolio manager, assisted by Portfolio Manager Robert Kosowsky. Mr. Hench became portfolio manager in 2013 and was previously the Fund’s assistant portfolio manager (2004-2013). Mr. Kosowsky became assistant portfolio manager on October 1, 2018.

Effective October 1, 2018, information appearing under the heading “Management of the Funds” for each of Royce Micro-Cap Fund and Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

II. Effective October 15, 2018, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the information below.

Royce Opportunity Fund

Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s portfolio manager, assisted by Portfolio Managers Robert Kosowsky and Suzanne Franks. Mr. Hench became portfolio manager in 2013 and was previously the Fund’s assistant portfolio manager (2004-2013). Mr. Kosowsky became assistant portfolio manager on October 1, 2018. Ms. Franks became assistant portfolio manager on October 15, 2018.

Effective October 15, 2018, information appearing under the heading “Management of the Funds” for Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

September 28, 2018

CRPM-0918